SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash at bank and term deposits

	As of December 31,
	2021	2022
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in EUR	322,563	5,986,595
—Denominated in RMB	81,007,725	278,917,866
—Denominated in GPB	938	244,790
—Denominated in USD	106,696,922	220,296,524

Total cash and cash equivalents balances held at mainland PRC financial institutions	188,028,148	505,445,775

Financial institutions in the United States
—Denominated in USD	2,186,796	10,087,973

Total cash balances held at United States financial institutions	2,186,796	10,087,973

Financial institutions in the Hong Kong S.A.R.
—Denominated in HKD	6,426,737	78,206
—Denominated in USD	10,815,999	14,631,590

Total cash balances held at Hong Kong S.A.R. financial institutions	17,242,736	14,709,796

Financial institutions in Indonesia
—Denominated in IDR	77,198	707,035
—Denominated in USD	591,480	2,746,479

Total cash balances held at Indonesia financial institutions	668,678	3,453,514

Total cash and cash equivalents balances held at financial institutions	208,126,358	533,697,058

Financial institutions in the mainland of the PRC
—Denominated in RMB	20,000,000	20,000,000
—Denominated in USD	111,574,750	208,589,770

Total term deposits held at mainland PRC financial institutions	131,574,750	228,589,770

Schedule of cash and cash equivalents and restricted cash

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	208,373,759	534,286,849
Restricted cash	223,971,197	186,340,321
Total cash, cash equivalents and restricted cash	432,344,956	720,627,170

Schedule of estimated useful lives of property and equipment

Building	50 years
Machinery and equipment	3 - 10 years
Furniture	3 - 5 years
Leasehold improvements	3 - 5 years
Office and electronic equipment	2 - 5 years
Motor vehicles	3 - 4 years

Summary of changes in contract liabilities (advances from customers and deferred revenue)

Contract liabilities as of January 1, 2021	65,394,281
Cash received in advance, excluding VAT	3,426,755,022
Revenue recognized from opening balance of contract liabilities	(61,217,823)
Revenue recognized from contract liabilities arising during 2021	(3,370,213,054)
Contract liabilities as of December 31, 2021	60,718,426
Cash received in advance, excluding VAT	2,852,443,422
Revenue recognized from opening balance of contract liabilities	(50,024,734)
Revenue recognized from contract liabilities arising during 2022	(2,789,235,984)
Contract liabilities as of December 31, 2022	73,901,130

Summary of concentration of customers and suppliers

	For the Year Ended December 31,
	2020		2021		2022
	RMB	%	RMB	%	RMB	%
Supplier A	*	*	298,264,146	12%	354,980,995	13%

A customer accounting for 10% or more of accounts receivable, net is as follows:

	As of December 31,
	2021		2022
	RMB	%	RMB	%
Customer X	117,742,621	44%	135,105,131	45%

A customer accounting for 10% or more of advances from customers is as follows:

	As of December 31,
	2021		2022
	RMB	%	RMB	%
Customer Y	*	*	2,787,482	11%

No suppliers individually represent greater than 10% of accounts payable of the Group as of December 31, 2021 and 2022.

*The amount was less than 10% of total balance.